Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

7. Leases

Amounts recognized in the consolidated statements of financial position:

	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
Right-of-use assets
- Non-current	2,277,208	1,767,760	435,838

Lease liabilities
- Non-current	2,095,605	1,594,586	393,143
- Current	397,705	501,018	123,525
	2,493,310	2,095,604	516,668
(a)	Right-of-use assets

The analysis of the net book value of right-of-use assets by class of underlying assets are as follows:

Property
MYR
(note (i))
Cost
As of January 1, 2024	2,352,677
Additions	616,029
As of December 31, 2024, January 1, and December 31, 2025	2,968,706
As of December 31, 2025 (USD)	731,928

Accumulated depreciation
As of January 1, 2024	211,384
Charge for the year	480,114
As of December 31, 2024 and January 1, 2025	691,498
Charge for the year	509,448
As of December 31, 2025	1,200,946
As of December 31, 2025 (USD)	296,090

Net book value
As of January 1, 2024	2,141,293
As of December 31, 2024 and January 1, 2025	2,277,208
As of December 31, 2025	1,767,760
As of December 31, 2025 (USD)	435,838

Notes:

(i)	Property - right-of-use assets

The Group leases three properties (2024: three) to place CEA vertical farms and office with two of the leases with lease term of three years (2024: three years) and a lease with a lease term of two years (2024: two years). For all three leases, the Company has the option to renew the lease for another three years.

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the year ended December 31,
	2023	2024	2025
	MYR	MYR	MYR	USD
Depreciation charge on property right-of-use assets	211,384	480,114	509,448	125,604
Depreciation charge on farm right-of-use assets	24,888	–	–	–
	236,272	480,114	509,448	125,604
Interest on lease liabilities (note 20)	124,157	253,389	231,431	57,059
(b)	Lease liabilities

The following tables show the remaining contractual maturities of the Group’s lease liabilities at the end of the reporting periods:

	As of December 31, 2024
	Present value of the minimum lease payment	Total minimum lease payments
	MYR	MYR
Within 1 year	397,705	629,136
More than 1 year but within 2 years	501,018	689,248
More than 2 years but within 5 years	1,594,587	1,805,975
	2,493,310	3,124,359
Less: total future interest expenses		(631,049)
Present value of lease liabilities		2,493,310

	As of December 31, 2025
	Present value of the minimum lease payments	Present value of the minimum lease payments	Total minimum lease payments	Total minimum lease payments
	MYR	USD	MYR	USD
Within 1 year	501,018	123,525	689,248	169,933
More than 1 year but within 2 years	600,053	147,942	732,504	180,598
More than 2 years but within 5 years	994,533	245,201	1,073,472	264,663
	2,095,604	516,668	2,495,224	615,194
Less: total future interest expenses			(399,620)	(98,526)
Present value of lease liabilities			2,095,604	516,668

Details of total cash outflow for leases and the future cash outflows arising from leases are set out in note 10(b) and note 14(c) respectively.